As filed with the Securities and Exchange Commission on June 29, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2015

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2015, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +5.90%, +5.14%, and +9.18%, respectively, in each case ahead of the +4.40% total return of the unmanaged S&P 500.

The U.S. economy continued to expand during the period, though at a decelerating rate. After growing by 4.6% and 5.0% in the second and third quarters of 2014, respectively, real GDP growth slowed to 2.2% in the fourth quarter of 2014 and 0.2% in the first quarter of 2015. The labor market continued to improve, with the unemployment rate declining to 5.4% at the end of April, the lowest level since May 2008. Lower energy prices resulted in consumer price declines for three months beginning in November 2014. While consumer prices rebounded in February and March, they remained slightly lower on a year-over-year basis. Excluding food and energy, inflation remained subdued.

After declining precipitously from nearly $100 per barrel in July 2014 to $50 in January 2015, crude oil prices partially rebounded to $60 in April. According to the U.S. Energy Information Agency, domestic oil production began to stabilize at approximately 9.2 million barrels per day in early 2015, the highest level since 1973. The number of active U.S. oil drilling rigs declined by over 50% during the period in response to lower oil prices.

The Federal Reserve continued to tighten U.S. monetary policy by concluding its monthly bond purchases in October, though the central bank is expected to maintain very low short-term interest rates for a considerable time. In other major economies, notably the Eurozone and China, central banks loosened monetary policy, with the European Central Bank introducing its first quantitative easing program. The U.S. dollar strengthened significantly relative to the Euro and other major currencies during the period.

The S&P 500 continued to appreciate and reached an all-time high towards the end of the period. Stocks with higher price-to-earnings ratios and higher forecasted growth rates outperformed stocks with lower price-to-earnings ratios and lower forecasted growth rates. The energy sector was the worst-performing sector during the period, driven by lower oil prices, while the consumer discretionary sector was the best-performing sector.

Each of the PRIMECAP Odyssey Funds continues to be overweight in the health care and information technology sectors, and underweight in the financials, consumer staples, energy, materials, utilities, and telecommunication services sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

From November 1, 2014 to April 30, 2015, the Stock Fund’s total return of +5.90% exceeded the S&P 500’s total return of +4.40%.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Favorable stock selection in the consumer discretionary, industrials, and financials sectors was partially offset by unfavorable stock selection in the health care, information technology, and energy sectors. Sector allocations had a net positive impact on the fund’s relative results, led by an underweight position in energy, the worst-performing sector for the period, overweight positions in health care and information technology, and underweight positions in utilities and financials.

In the consumer discretionary sector, the fund’s outperformance was primarily attributable to Sony (+53%), L Brands (+28%), Ross Stores (+23%), and Ascena Retail Group (+20%), while in the industrials sector, outperformance was driven by Southwest Airlines (+18%) and Airbus (+16%). CME Group (+12%) was the most important contributor in the financials sector. These positives were partially offset by unfavorable selection in health care, where two of the fund’s largest holdings, Amgen (-2%) and Roche (+1%), underperformed, as well as unfavorable selection in energy, notably Transocean (-32%). In information technology, significant gains in several stocks, including Analog Devices (+26%), Altera (+23%), Cisco Systems (+20%), and Texas Instruments (+11%), were offset by losses in NetApp (-15%), Hewlett-Packard (-7%), and Ericsson (-6%). Not owning Apple (+17%) was the single biggest detractor from the fund’s results in the information technology sector.

The top 10 holdings, which collectively represented 25.0% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/15	Ending % of Total Portfolio*
Eli Lilly & Co.	3.8
Roche Holding AG	2.9
Amgen Inc.	2.8
Carnival Corp.	2.5
eBay Inc.	2.3
Charles Schwab Corp.	2.3
Airbus Group NV	2.2
Sony Corp. Sponsored ADR	2.2
L Brands, Inc.	2.0
Southwest Airlines Co.	2.0
Total % of Portfolio	25.0%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Growth Fund

From November 1, 2014 to April 30, 2015, the Growth Fund’s total return was +5.14%, ahead of the S&P 500’s total return of +4.40%, but below the Russell 1000 Growth Index’s total return of +6.54%.

Unfavorable stock selection in the information technology, health care, and energy sectors detracted from the fund’s results and was only partially offset by favorable stock selection in the consumer discretionary, industrials, and financials sectors. Sector allocations, including underweight positions in energy, financials, and utilities, as well as overweight positions in health care and information technology, added to the fund’s relative returns. In information technology, losses in Stratasys (-69%), SanDisk (-28%), and NetApp (-15%) were only partially offset by gains in Ellie Mae (+43%) and Electronic Arts (+42%). Not owning Apple (+17%) also had a significant negative impact on the fund’s relative results. In health care, Nektar Therapeutics (-31%), Insulet (-31%), and Seattle Genetics (-6%) detracted from the fund’s performance, while ABIOMED (+93%) and Biogen (+16%) were the most significant positive contributors. Losses in Transocean (-32%) led to underperformance in the energy sector. These negatives were partially offset by strong performance in consumer discretionary, where Sony (+53%), L Brands (+28%), Norwegian Cruise Line (+24%), and CarMax (+22%) had the largest positive impact. Outperformance in industrials was largely driven by the fund’s airline holdings, including JetBlue Airways (+78%), Southwest Airlines (+18%), American Airlines Group (+17%), and United Continental Holdings (+13%). E*TRADE Financial (+29%) was the largest positive contributor in the financials sector.

The top 10 holdings, which collectively represented 26.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/15	Ending % of Total Portfolio*
Amgen Inc.	3.6
Eli Lilly & Co.	3.6
Roche Holding AG	3.0
Seattle Genetics, Inc.	2.9
Biogen Inc.	2.9
L Brands, Inc.	2.5
Google Inc.	2.2
ABIOMED, Inc.	2.1
Microsoft Corp.	2.1
Adobe Systems Inc.	2.0
Total % of Portfolio	26.9%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

From November 1, 2014 to April 30, 2015, the Aggressive Growth Fund’s total return of +9.18% exceeded the S&P 500’s total return of +4.40% and the Russell Midcap Growth Index’s total return of +7.77%.

Stock selection contributed nearly twice as much as sector allocations to the fund’s outperformance relative to the S&P 500. Strong stock selection in health care, industrials, and financials was partially offset by unfavorable stock selection in information technology and energy. In health care, gains in Pharmacyclics (+96%), Dyax (+93%), and ABIOMED (+93%) were partially offset by losses in Epizyme (-39%) and Nektar Therapeutics (-31%). In industrials, the fund’s airline holdings, including JetBlue Airways (+78%), Alaska Air Group (+21%), American Airlines Group (+17%), United Continental Holdings (+13%), and Delta Air Lines (+11%), accounted for most of the fund’s outperformance. Polypore International (+33%) also made a significant positive contribution to the fund’s relative results in the industrials sector, while MarketAxess Holdings (+33%) favorably impacted the fund’s relative results in the financials sector. These positives were offset by unfavorable stock selection in information technology, where losses in Stratasys (-69%), FARO Technologies (-29%), SanDisk (-28%), and Micron (-15%) were only partially offset by gains in Ellie Mae (+43%) and comScore (+24%). Not owning Apple (+17%) also had a significant negative impact on the fund’s relative results. Solazyme (-50%) and Transocean (-32%) were the biggest detractors from the fund’s relative returns in the energy sector. The fund also benefited from sector allocations due to its underweight positions in energy, financials, and utilities, as well as its overweight positions in health care, information technology, and consumer discretionary.

The top 10 holdings, which collectively represented 28.7% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/15	Ending % of Total Portfolio*
Pharmacyclics, Inc.	4.5
Sony Corp. Sponsored ADR	3.3
Polypore International, Inc.	3.0
United Continental Holdings, Inc.	2.8
Blackberry Ltd.	2.8
Dyax Corp.	2.7
comScore, Inc.	2.7
ABIOMED, Inc.	2.4
American Airlines Group, Inc.	2.3
Ellie Mae, Inc.	2.2
Total % of Portfolio	28.7%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Outlook for U.S. equities

Looking ahead, we are less constructive on the outlook for U.S. equities than we have been in recent years, though we continue to believe that many individual stocks are attractively valued and that stocks represent a more attractive investment than bonds at current prices. As of April 30, 2015, the S&P 500 was trading for approximately 17.4x 2015 consensus estimated earnings per share of $120, a higher level than the average over the past 15 years. S&P 500 consensus estimates have been reduced since the end of last year, primarily due to extensive downward revisions in the energy and materials sectors. Sales and earnings per share for the energy sector are now expected to decline by 32% and 56%, respectively, in 2015. Largely as a result of these declines, overall sales for the S&P 500 in 2015 are expected to decline by 2%, while earnings per share are expected to increase by 2%. S&P 500 consensus estimates assume a sharp rebound in 2016, with both sales and earnings per share expected to grow at the fastest rates since 2011.

Portfolio update and outlook

The funds remain significantly overweight in health care. We remain confident in the fundamental long-term outlook for the health care industry. Increasing worldwide demand for health care products will be driven by demographic trends as well as the industry’s ability to develop new and more effective therapies for a wide range of diseases and health conditions. For example, Biogen recently reported positive data in an early-stage trial studying its drug for Alzheimer’s disease. These data rekindled both researcher and investor enthusiasm in the potential of this class of drug to treat Alzheimer’s. Eli Lilly has a similar, promising drug in late-stage clinical trials. Another area of tremendous progress is the treatment of hepatitis C virus (HCV) liver infection. Five years ago, the standard treatment for this deadly disease consisted of a year-long regimen including hard-to-tolerate weekly injections; the resulting cure rate was in the 50% range. Recently, Gilead and Abbvie received FDA approval for their all-oral HCV therapies, which achieved cure rates of >90% in as few as 8 to 12 weeks of treatment, and further improvements are on the horizon.

While our long-term outlook for health care is positive, it is tempered by increasing concerns related to reimbursement and pricing for approved drugs and biologics. Payors recently have been able to extract higher-than-expected pricing concessions from Abbvie and Gilead as they competed for share with their new HCV drugs. This has resulted in investor concern that pricing pressure may similarly make its way into other therapeutic areas, such as diabetes, rheumatoid arthritis, and multiple sclerosis. Ultimately, we feel that high-value therapies that are unique in the market and substantially improve patient outcomes will continue to garner favorable pricing from reimbursement authorities. As we think ahead to our stock positioning in health care, we will focus to an even greater extent on the more innovative bio/pharma companies with differentiated pipelines. Given the uncertain pricing outlook, we feel that it may be harder for the large biotech and pharmaceutical groups to continue their relative outperformance. Increasingly, we are seeing more attractive opportunities in other health care areas, such as life science research tools and diagnostics.

The funds also have significant investments in the airline industry, which we believe to be an attractive area for equity investment in spite of the group’s recent outperformance. The industry has consolidated significantly over the past decade, and today the four largest airlines comprise roughly 85%

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

of industry capacity. Capacity has been reduced by 9% since 2007, and utilization is at historically high levels, which has provided the airlines with the opportunity to raise ticket prices. Furthermore, the industry has established new, high-margin ancillary revenue streams, which are becoming meaningful drivers of profitability. Finally, the recent drop in crude oil prices represents a tailwind to the airlines as jet fuel represents roughly 25% of an airline’s costs, on average.

In conclusion, we remain committed to our investment philosophy, which is to invest in attractively priced individual stocks for the long term. This “bottom-up” approach often results in portfolios that bear little resemblance to market indices; therefore, our results often deviate substantially from such indices. Furthermore, our long-term investment horizon results in low portfolio turnover, which creates the possibility for extended periods of underperformance when the stocks in our portfolio fall out of favor. We nonetheless believe that this approach can generate superior results for investors over the long term.

Sincerely,

PRIMECAP Management Company

May 15, 2015

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2015, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2015
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	14.75%	14.08%	10.02%	10.03%
S&P 500*	12.98%	14.33%	8.32%	8.24%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2015, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2015
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	16.21%	14.41%	10.82%	10.75%
S&P 500*	12.98%	14.33%	8.32%	8.24%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2015, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2015
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	22.87%	19.64%	14.90%	14.03%
S&P 500*	12.98%	14.33%	8.32%	8.24%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	13.9%
Consumer Staples	1.1%
Energy	1.5%
Financials	10.8%
Health Care	22.7%
Industrials	11.4%
Information Technology	27.8%
Materials	2.4%
Utilities	0.3%
Short-Term Investments, net of Other Liabilities	8.1%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	13.0%
Consumer Staples	0.5%
Energy	1.1%
Financials	5.3%
Health Care	32.9%
Industrials	9.7%
Information Technology	28.4%
Materials	1.0%
Short-Term Investments, net of Other Liabilities	8.1%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2015. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	15.7%
Consumer Staples	0.5%
Energy	1.4%
Financials	2.4%
Health Care	32.8%
Industrials	16.6%
Information Technology	27.8%
Materials	0.6%
Telecommunication Services	1.2%
Short-Term Investments, net of Other Liabilities	1.0%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2015. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS – 91.9%
Consumer Discretionary – 13.9%
4,100,000	Ascena Retail Group, Inc. (a)	$61,459,000
73,200	Bed Bath & Beyond, Inc. (a)	5,157,672
246,600	CarMax, Inc. (a)	16,795,926
2,524,600	Carnival Corp.	111,006,662
54,900	DIRECTV (a)	4,979,705
1,009,137	L Brands, Inc.	90,176,482
60,000	Newell Rubbermaid, Inc.	2,287,800
661,000	Ross Stores, Inc.	65,359,680
70,000	Royal Caribbean Cruises Ltd.	4,764,200
3,150,000	Sony Corp. – ADR	95,224,500
193,400	TJX Cos., Inc.	12,482,036
1,000,300	Tribune Media Co. – Class A	56,086,821
1,816,600	Tribune Publishing Co. (b)	31,917,662
624,806	Urban Outfitters, Inc. (a)	25,017,232
225,000	Walt Disney Co. (The)	24,462,000
22,100	Whirlpool Corp.	3,880,760

		611,058,138

Consumer Staples – 1.1%
166,000	CVS Health Corp.	16,482,140
70,000	Kellogg Co.	4,433,100
150,000	PepsiCo, Inc.	14,268,000
315,000	Tyson Foods, Inc. – Class A	12,442,500

		47,625,740

Energy – 1.5%
235,000	Cameron International Corp. (a)	12,882,700
30,000	EOG Resources, Inc.	2,968,500
95,000	Exxon Mobil Corp.	8,300,150
45,000	National Oilwell Varco, Inc.	2,448,450
60,000	Range Resources Corp.	3,813,600
141,534	Schlumberger Ltd.	13,390,532
100,500	Southwestern Energy Co. (a)	2,817,015
1,072,000	Transocean Ltd.	20,175,040

		66,795,987

Financials – 10.8%
75,000	American Express Co.	5,808,750
3,309,900	Charles Schwab Corp. (The)	100,951,950
70,000	Chubb Corp. (The)	6,884,500
701,100	CME Group, Inc.	63,737,001

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Financials (continued)
257,000	Comerica, Inc.	$12,184,370
337,200	Discover Financial Services	19,547,484
1,322,900	JPMorgan Chase & Co.	83,686,654
684,950	Marsh & McLennan Cos., Inc.	38,466,792
281,600	Mercury General Corp.	15,471,104
1,153,600	Progressive Corp. (The)	30,754,976
1,493,908	Wells Fargo & Co.	82,314,331
348,200	Willis Group Holdings PLC	16,932,966

		476,740,878

Health Care – 22.7%
1,020,900	Abbott Laboratories	47,390,178
600,200	AbbVie, Inc.	38,808,932
75,000	Affymetrix, Inc. (a)	909,750
1,257,000	Agilent Technologies, Inc.	52,002,090
783,500	Amgen, Inc.	123,722,485
144,600	Biogen, Inc. (a)	54,070,278
117,900	Boston Scientific Corp. (a)	2,100,978
2,311,400	Eli Lilly & Co.	166,120,318
266,735	GlaxoSmithKline PLC – ADR	12,309,820
828,400	Johnson & Johnson	82,177,280
569,600	Medtronic PLC	42,406,720
1,210,000	Merck & Co., Inc.	72,067,600
518,350	Novartis AG – ADR	52,768,030
1,008,391	PerkinElmer, Inc.	51,690,123
435,044	Roche Holding AG – CHF	125,623,939
480,000	Sanofi – ADR	24,264,000
392,000	Thermo Fisher Scientific, Inc.	49,266,560

		997,699,081

Industrials – 11.4%
1,388,500	Airbus Group N.V. – EUR	96,662,886
95,200	Alaska Air Group, Inc.	6,098,512
186,800	Boeing Co. (The)	26,775,912
154,000	C.H. Robinson Worldwide, Inc.	9,916,060
156,000	Caterpillar, Inc.	13,553,280
245,000	CSX Corp.	8,842,050
365,000	Curtiss-Wright Corp.	26,666,900
411,619	Deere & Co.	37,259,752
201,900	FedEx Corp.	34,236,183
266,550	Honeywell International, Inc.	26,900,226

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Industrials (continued)
302,800	Jacobs Engineering Group, Inc. (a)	$12,978,008
199,761	Matson, Inc.	8,090,321
232,000	Norfolk Southern Corp.	23,397,200
190,000	Pentair PLC	11,808,500
100,000	Republic Services, Inc.	4,063,000
644,700	Ritchie Bros. Auctioneers, Inc.	16,304,463
97,000	Rockwell Automation, Inc.	11,504,200
157,600	Safran S.A. – EUR	11,546,727
2,209,200	Southwest Airlines Co.	89,605,152
181,700	United Parcel Service, Inc. – Class B	18,266,301
56,000	United Technologies Corp.	6,370,000

		500,845,633

Information Technology – 27.8%
1,040,000	Activision Blizzard, Inc.	23,727,600
509,600	Adobe Systems, Inc. (a)	38,760,176
1,110,830	Altera Corp.	46,299,394
611,800	Analog Devices, Inc.	37,833,712
955,000	Applied Materials, Inc.	18,899,450
440,000	Broadcom Corp. – Class A	19,450,200
2,556,600	Cisco Systems, Inc.	73,706,778
750,000	Corning, Inc.	15,697,500
485,000	Diebold, Inc.	16,863,450
1,750,000	eBay, Inc. (a)	101,955,000
638,700	EMC Corp.	17,187,417
21,900	Google, Inc. – Class A (a)	12,018,063
27,977	Google, Inc. – Class C (a)	15,032,946
1,871,200	Hewlett-Packard Co.	61,693,464
1,449,600	Intel Corp.	47,184,480
39,100	Intuit, Inc.	3,922,903
2,006,800	Keysight Technologies, Inc. (a)	67,147,528
726,500	KLA-Tencor Corp.	42,718,200
6,577,900	L.M. Ericsson Telephone Co. – ADR	71,830,668
49,000	MasterCard, Inc. – Class A	4,420,290
1,823,100	Microsoft Corp.	88,675,584
2,258,400	NetApp, Inc.	81,867,000
1,534,924	NeuStar, Inc. – Class A (a)	46,047,720
545,000	NVIDIA Corp.	12,096,275
775,905	QUALCOMM, Inc.	52,761,540
429,300	SanDisk Corp.	28,737,342

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Information Technology (continued)
270,000	Symantec Corp.	$6,729,750
1,632,800	Texas Instruments, Inc.	88,514,088
200,000	Thomson Reuters Corp.	8,212,000
396,400	Visa, Inc. – Class A	26,182,220
1,130,000	Yahoo!, Inc. (a)	48,098,450

		1,224,271,188

Materials – 2.4%
340,000	Celanese Corp. – Series A	22,562,400
429,700	Dow Chemical Co. (The)	21,914,700
157,800	E.I. du Pont de Nemours and Co.	11,550,960
70,000	Greif, Inc. – Class A	2,853,200
31,968	Greif, Inc. – Class B	1,528,070
25,000	LyondellBasell Industries N.V. – Class A	2,588,000
135,900	Monsanto Co.	15,487,164
136,900	Potash Corp. of Saskatchewan, Inc.	4,468,416
481,200	Schweitzer-Mauduit International, Inc.	21,273,852

		104,226,762

Utilities – 0.3%
372,379	Public Service Enterprise Group, Inc.	15,468,624

TOTAL COMMON STOCKS (Cost $2,963,811,625)		$4,044,732,031

SHORT-TERM INVESTMENTS – 8.1%
357,473,912	Dreyfus Treasury Prime Cash Management Fund	357,473,912

TOTAL SHORT-TERM INVESTMENTS (Cost $357,473,912)		357,473,912

TOTAL INVESTMENTS (Cost $3,321,285,537) – 100.0%		4,402,205,943
Liabilities in Excess of Other Assets – (0.0)%		(734,577)

TOTAL NET ASSETS – 100.0%		$4,401,471,366

ADR  American Depository Receipt

CHF  Swiss Francs

EUR  Euros

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS – 91.9%
Consumer Discretionary – 13.0%
2,145,000	Ascena Retail Group, Inc. (a)	$32,153,550
154,200	Bed Bath & Beyond, Inc. (a)	10,864,932
963,215	CarMax, Inc. (a)	65,604,574
1,975,746	Carnival Corp.	86,873,552
161,800	DIRECTV (a)	14,676,069
2,750,000	DreamWorks Animation SKG, Inc. – Class A (a)	71,665,000
568,300	Gildan Activewear, Inc.	18,020,793
1,577,398	L Brands, Inc.	140,956,285
1,674,600	Norwegian Cruise Line Holdings Ltd. (a)	81,234,846
68,000	Ross Stores, Inc.	6,723,840
185,000	Royal Caribbean Cruises Ltd.	12,591,100
4,100	Shake Shack, Inc. – Class A (a)	281,875
1,532,700	Shutterfly, Inc. (a)	68,603,652
3,695,000	Sony Corp. – ADR	111,699,850
126,000	TJX Cos., Inc.	8,132,040
308,600	Urban Outfitters, Inc. (a)	12,356,344

		742,438,302

Consumer Staples – 0.5%
1,588,411	Boulder Brands, Inc. (a)	15,153,441
152,000	CVS Health Corp.	15,092,080

		30,245,521

Energy – 1.1%
115,000	EOG Resources, Inc.	11,379,250
215,000	Frank's International N.V.	4,472,000
70,000	National Oilwell Varco, Inc.	3,808,700
100,000	Range Resources Corp.	6,356,000
104,300	Schlumberger Ltd.	9,867,823
215,000	Southwestern Energy Co. (a)	6,026,450
1,180,400	Transocean Ltd.	22,215,128

		64,125,351

Financials – 5.3%
3,695,223	Charles Schwab Corp. (The)	112,704,301
100,000	Chubb Corp. (The)	9,835,000
107,000	CME Group, Inc.	9,727,370
202,214	Discover Financial Services	11,722,346
2,896,400	E*TRADE Financial Corp. (a)	83,387,356
71,000	JPMorgan Chase & Co.	4,491,460
540,350	Marsh & McLennan Cos., Inc.	30,346,056

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Financials (continued)
408,000	Progressive Corp. (The)	$10,877,280
500,000	Wells Fargo & Co.	27,550,000

		300,641,169

Health Care – 32.9%
852,018	Abbott Laboratories	39,550,676
1,934,800	ABIOMED, Inc. (a)	122,318,056
3,623,600	Accuray, Inc. (a)	29,459,868
950,000	Affymetrix, Inc. (a)	11,523,500
294,300	Agilent Technologies, Inc.	12,175,191
1,313,800	Amgen, Inc.	207,462,158
440,200	Biogen, Inc. (a)	164,603,986
370,200	BioMarin Pharmaceutical, Inc. (a)	41,480,910
1,058,800	Boston Scientific Corp. (a)	18,867,816
995,100	Cepheid, Inc. (a)	55,825,110
193,700	Charles River Laboratories International, Inc. (a)	13,396,292
30,000	Dyax Corp. (a)	717,300
2,836,651	Eli Lilly & Co.	203,870,107
2,045,143	Epizyme, Inc. (a)	33,356,282
463,400	Illumina, Inc. (a)	85,381,450
6,550,854	ImmunoGen, Inc. (a) (b)	54,175,563
1,911,180	Insulet Corp. (a)	57,048,723
583,537	Johnson & Johnson	57,886,870
494,150	Medtronic PLC	36,789,468
565,000	Merck & Co., Inc.	33,651,400
550,000	Momenta Pharmaceuticals, Inc. (a)	9,597,500
5,600,356	Nektar Therapeutics (a)	53,315,389
516,750	Novartis AG – ADR	52,605,150
220,000	NuVasive, Inc. (a)	9,840,600
433,000	OraSure Technologies, Inc. (a)	2,727,900
276,300	PerkinElmer, Inc.	14,163,138
3,513,716	QIAGEN N.V. (a)	83,661,578
586,500	Roche Holding AG – CHF	169,358,594
4,926,900	Seattle Genetics, Inc. (a)	169,189,746
184,400	Thermo Fisher Scientific, Inc.	23,175,392
118,500	Waters Corp. (a)	14,835,015

		1,882,010,728

Industrials – 9.7%
630,300	AECOM (a)	19,892,268
737,700	Airbus Group N.V. – EUR	51,356,292

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Industrials (continued)
1,544,000	American Airlines Group, Inc.	$74,552,040
176,000	C.H. Robinson Worldwide, Inc.	11,332,640
133,600	Caterpillar, Inc.	11,607,168
146,000	CIRCOR International, Inc.	7,977,440
259,000	Curtiss-Wright Corp.	18,922,540
1,150,000	Delta Air Lines, Inc.	51,336,000
170,000	Expeditors International of Washington, Inc.	7,791,100
40,900	FedEx Corp.	6,935,413
177,000	IDEX Corp.	13,276,770
741,594	Jacobs Engineering Group, Inc. (a)	31,784,719
1,227,550	JetBlue Airways Corp. (a)	25,201,601
40,000	Pall Corp.	3,892,800
489,000	Ritchie Bros. Auctioneers, Inc.	12,366,810
33,100	Rockwell Automation, Inc.	3,925,660
2,823,200	Southwest Airlines Co.	114,508,992
1,347,100	United Continental Holdings, Inc. (a)	80,475,754
86,000	United Parcel Service, Inc. – Class B	8,645,580

		555,781,587

Information Technology – 28.4%
1,533,400	Adobe Systems, Inc. (a)	116,630,404
312,900	Alibaba Group Holding Ltd. – ADR (a)	25,435,641
1,115,170	Altera Corp.	46,480,286
137,000	Analog Devices, Inc.	8,472,080
51,700	Applied Materials, Inc.	1,023,143
272,517	ASML Holding N.V.	29,170,220
9,028,550	BlackBerry Ltd. (a)	91,730,068
203,612	Broadcom Corp. – Class A	9,000,668
704,000	Cisco Systems, Inc.	20,296,320
350,000	Corning, Inc.	7,325,500
1,320,100	Cree, Inc. (a)	41,820,768
34,300	eBay, Inc. (a)	1,998,318
275,000	Electronic Arts, Inc. (a)	15,974,750
767,000	Ellie Mae, Inc. (a)	42,185,000
1,629,700	EMC Corp.	43,855,227
115,500	F5 Networks, Inc. (a)	14,093,310
4,308,700	Flextronics International Ltd. (a)	49,657,767
658,418	FormFactor, Inc. (a)	5,247,591
114,567	Google, Inc. – Class A (a)	62,870,933
115,283	Google, Inc. – Class C (a)	61,945,975

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,589,300	Hewlett-Packard Co.	$52,399,221
1,496,400	Intel Corp.	48,707,820
105,000	Intuit, Inc.	10,534,650
420,000	Jabil Circuit, Inc.	9,458,400
758,150	Keysight Technologies, Inc. (a)	25,367,699
420,000	KLA-Tencor Corp.	24,696,000
5,765,700	L.M. Ericsson Telephone Co. – ADR	62,961,444
725,000	Micron Technology, Inc. (a)	20,394,250
2,427,100	Microsoft Corp.	118,054,144
2,529,011	NetApp, Inc.	91,676,649
1,653,100	NeuStar, Inc. – Class A (a)	49,593,000
2,030,000	Nuance Communications, Inc. (a)	31,119,900
678,000	NVIDIA Corp.	15,048,210
843,250	QUALCOMM, Inc.	57,341,000
160,000	Rambus, Inc. (a)	2,214,400
1,073,800	SanDisk Corp.	71,880,172
275,000	Stratasys Ltd. (a)	10,298,750
185,000	Symantec Corp.	4,611,125
1,793,895	Texas Instruments, Inc.	97,247,048
933,700	Trimble Navigation Ltd. (a)	23,743,991
1,120,000	Visa, Inc. – Class A	73,976,000
270,100	VMware, Inc. – Class A (a)	23,795,810

		1,620,333,652

Materials – 1.0%
394,500	Monsanto Co.	44,957,220
100,000	Praxair, Inc.	12,193,000

		57,150,220

TOTAL COMMON STOCKS (Cost $3,466,020,945)		$5,252,726,530

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 8.2%
465,687,294	Dreyfus Treasury Prime Cash Management Fund	$465,687,294

TOTAL SHORT-TERM INVESTMENTS (Cost $465,687,294)		465,687,294

TOTAL INVESTMENTS (Cost $3,931,708,239) – 100.1%		5,718,413,824
Liabilities in Excess of Other Assets – (0.1)%		(3,209,335)

TOTAL NET ASSETS – 100.0%		$5,715,204,489

ADR  American Depository Receipt

CHF  Swiss Francs

EUR  Euros

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS – 99.0%
Consumer Discretionary – 15.7%
2,248,000	Ascena Retail Group, Inc. (a)	$33,697,520
13,500	Boot Barn Holdings, Inc. (a)	335,070
1,283,400	CarMax, Inc. (a)	87,412,374
4,798,800	Chegg, Inc. (a) (b)	35,655,084
74,700	DIRECTV (a)	6,775,663
5,706,700	DreamWorks Animation SKG, Inc. – Class A (a) (b)	148,716,602
496,400	Gildan Activewear, Inc.	15,740,844
300,000	Norwegian Cruise Line Holdings Ltd. (a)	14,553,000
5,460,000	Quiksilver, Inc. (a)	9,063,600
1,077,201	Royal Caribbean Cruises Ltd.	73,314,300
3,056,100	Shutterfly, Inc. (a) (b)	136,791,036
7,399,000	Sony Corp. – ADR	223,671,770
263,790	Tesla Motors, Inc. (a)	59,629,730
1,799,500	Tribune Media Co. – Class A	100,897,965
1,566,151	Tribune Publishing Co. (b)	27,517,273
4,369,500	Tuesday Morning Corp. (a) (b)	69,125,490
608,900	Urban Outfitters, Inc. (a)	24,380,356

		1,067,277,677

Consumer Staples – 0.5%
3,424,968	Boulder Brands, Inc. (a) (b)	32,674,195
12,000	Post Holdings, Inc. (a)	563,280

		33,237,475

Energy – 1.4%
520,400	Cabot Oil & Gas Corp.	17,599,928
5,400	Cameron International Corp. (a)	296,028
50,000	EOG Resources, Inc.	4,947,500
85,800	National Oilwell Varco, Inc.	4,668,378
37,000	Range Resources Corp.	2,351,720
1,790,000	Rex Energy Corp. (a)	8,950,000
7,432,813	Solazyme, Inc. (a) (b)	28,616,330
1,428,682	Transocean Ltd.	26,887,795

		94,317,679

Financials – 2.4%
680,000	CME Group, Inc.	61,818,800
127,500	Discover Financial Services	7,391,175
489,700	E*TRADE Financial Corp. (a)	14,098,463

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Financials (continued)
905,820	MarketAxess Holdings, Inc.	$77,764,647
30,000	Progressive Corp. (The)	799,800

		161,872,885

Health Care – 32.8%
1,839,251	Abaxis, Inc. (b)	117,712,064
1,503,300	Abbott Laboratories	69,783,186
2,637,173	ABIOMED, Inc. (a) (b)	166,722,077
3,666,900	Accuray, Inc. (a)	29,811,897
5,007,000	Affymetrix, Inc. (a) (b)	60,734,910
6,800	Avalanche Biotechnologies, Inc. (a)	216,648
204,100	Biogen, Inc. (a)	76,319,113
602,300	BioMarin Pharmaceutical, Inc. (a)	67,487,715
99,000	Boston Scientific Corp. (a)	1,764,180
5,315,500	Cardica, Inc. (a) (b)	2,168,724
999,700	Cepheid, Inc. (a)	56,083,170
7,400,000	Cerus Corp. (a) (b)	32,856,000
592,000	Charles River Laboratories International, Inc. (a)	40,942,720
7,744,720	Dyax Corp. (a) (b)	185,176,255
1,100,000	Eli Lilly & Co.	79,057,000
3,439,862	Epizyme, Inc. (a) (b)	56,104,149
2,035,000	Exact Sciences Corp. (a)	42,531,500
103,800	Flex Pharma, Inc. (a)	1,735,536
2,797,732	Fluidigm Corp. (a) (b)	104,803,041
113,000	Illumina, Inc. (a)	20,820,250
3,769,817	ImmunoGen, Inc. (a)	31,176,387
1,832,745	Insulet Corp. (a)	54,707,438
1,352,200	KaloBios Pharmaceuticals, Inc. (a)	673,937
1,778,283	Momenta Pharmaceuticals, Inc. (a)	31,031,038
11,643,830	Nektar Therapeutics (a) (b)	110,849,262
1,224,082	Novadaq Technologies, Inc. (a)	13,232,326
505,000	NuVasive, Inc. (a)	22,588,650
144,100	OncoMed Pharmaceuticals, Inc. (a)	3,455,518
1,523,900	OraSure Technologies, Inc. (a)	9,600,570
2,205,000	Pfenex, Inc. (a) (b)	29,436,750
1,197,939	Pharmacyclics, Inc. (a)	306,911,972
5,501,614	QIAGEN N.V. (a)	130,993,429
426,400	Roche Holding AG – CHF	123,127,885
3,270,900	Seattle Genetics, Inc. (a)	112,322,706
1,132,000	Tekmira Pharmaceuticals Corp. (a)	17,512,040

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Health Care (continued)
1,714,100	Xencor, Inc. (a)	$24,374,502
74,000	XenoPort, Inc. (a)	438,820

		2,235,263,365

Industrials – 16.6%
390,000	AECOM (a)	12,308,400
772,400	Alaska Air Group, Inc.	49,479,944
3,500	Allegiant Travel Co.	538,160
3,241,700	American Airlines Group, Inc.	156,525,485
125,000	C.H. Robinson Worldwide, Inc.	8,048,750
199,500	CIRCOR International, Inc.	10,900,680
16,000	Controladora Comercial Mexicana, S.A. de C.V. – ADR (a)	198,720
171,400	Curtiss-Wright Corp.	12,522,484
3,310,900	Delta Air Lines, Inc.	147,798,576
42,800	Esterline Technologies Corp. (a)	4,763,212
600,000	Hawaiian Holdings, Inc. (a)	13,848,000
604,500	Hertz Global Holdings, Inc. (a)	12,597,780
947,600	Jacobs Engineering Group, Inc. (a)	40,614,136
6,630,925	JetBlue Airways Corp. (a)	136,132,890
435,000	NCI Building Systems, Inc. (a)	6,733,800
552,000	NN, Inc.	13,888,320
3,474,100	Polypore International, Inc. (a) (b)	203,443,296
575,372	Ritchie Bros. Auctioneers, Inc.	14,551,158
907,000	Southwest Airlines Co.	36,787,920
470,500	Spirit Airlines, Inc. (a)	32,215,135
2,400	TransDigm Group, Inc. (a)	509,112
148,137	Trex Co., Inc. (a)	6,950,588
3,212,600	United Continental Holdings, Inc. (a)	191,920,724
2,141,000	UTi Worldwide, Inc.	19,333,230

		1,132,610,500

Information Technology – 27.8%
90,000	A10 Networks, Inc. (a)	409,500
1,062,100	Adobe Systems, Inc. (a)	80,783,326
893,700	Altera Corp.	37,249,416
15,000	Applied Materials, Inc.	296,850
14,700	Arista Networks, Inc. (a)	940,947
150,000	ASML Holding N.V.	16,056,000
2,251,023	Audience, Inc. (a) (b)	10,714,869
11,200,000	Axcelis Technologies, Inc. (a) (b)	28,224,000
18,497,218	BlackBerry Ltd. (a)	187,931,735

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Information Technology (continued)
20,000	Broadcom Corp. – Class A	$884,100
3,455,360	comScore, Inc. (a) (b)	180,922,650
817,500	Cray, Inc. (a)	22,963,575
1,675,300	Cree, Inc. (a)	53,073,504
16,900	eBay, Inc. (a)	984,594
150,000	Electronic Arts, Inc. (a)	8,713,500
2,790,800	Ellie Mae, Inc. (a) (b)	153,494,000
1,780,000	EMC Corp.	47,899,800
624,200	F5 Networks, Inc. (a)	76,164,884
1,395,222	FARO Technologies, Inc. (a) (b)	55,571,692
377,000	FEI Co.	28,448,420
300	FireEye, Inc. (a)	12,390
7,626,900	Flextronics International Ltd. (a)	87,900,022
1,126,300	FormFactor, Inc. (a)	8,976,611
103,370	Google, Inc. – Class A (a)	56,726,355
103,654	Google, Inc. – Class C (a)	55,697,334
2,867,515	Guidance Software, Inc. (a) (b)	16,746,288
119,000	Hewlett-Packard Co.	3,923,430
243,700	Intuit, Inc.	24,450,421
700,000	Jabil Circuit, Inc.	15,764,000
77,000	Keysight Technologies, Inc. (a)	2,576,420
594,400	KLA-Tencor Corp.	34,950,720
4,451,500	Micron Technology, Inc. (a)	125,220,695
46,419	Mobileye N.V. (a)	2,082,356
1,836,367	NetApp, Inc.	66,568,304
1,414,086	NeuStar, Inc. – Class A (a)	42,422,580
202,000	Nimble Storage, Inc. (a)	4,940,920
2,972,406	Nuance Communications, Inc. (a)	45,566,984
2,697,455	NVIDIA Corp.	59,870,014
701,300	QUALCOMM, Inc.	47,688,400
137,200	Rambus, Inc. (a)	1,898,848
1,073,300	SanDisk Corp.	71,846,702
8,453,200	ServiceSource International, Inc. (a) (b)	30,177,924
200,000	SMART Technologies, Inc. – Class A (a)	232,000
310,000	Stratasys Ltd. (a)	11,609,500
728,000	Trimble Navigation Ltd. (a)	18,513,040
4,400	Twitter, Inc. (a)	171,424
455,000	Universal Display Corp. (a)	20,051,850

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2015 (Unaudited) – continued

Shares		Value
Information Technology (continued)
200,000	VMware, Inc. – Class A (a)	$17,620,000
1,462,000	Xoom Corp. (a)	25,833,540

		1,891,766,434

Materials – 0.6%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	7,765,500
284,300	Monsanto Co.	32,398,828
94,100	Potash Corp. of Saskatchewan, Inc.	3,071,424

		43,235,752

Telecommunication Services – 1.2%
15,520,000	Sprint Corp. (a)	79,617,600

TOTAL COMMON STOCKS (Cost $4,331,339,275)		$6,739,199,367

SHORT-TERM INVESTMENTS – 1.1%
73,582,959	Dreyfus Treasury Prime Cash Management Fund	73,582,959

TOTAL SHORT-TERM INVESTMENTS (Cost $73,582,959)		73,582,959

TOTAL INVESTMENTS (Cost $4,404,922,234) – 100.1%		6,812,782,326
Liabilities in Excess of Other Assets – (0.1)%		(9,452,785)

TOTAL NET ASSETS – 100.0%		$6,803,329,541

ADR  American Depository Receipt

CHF  Swiss Francs

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2015 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost	$3,321,285,537	$3,931,708,239	$4,404,922,234

Foreign currency, at cost	$77,478	$—	$—

Investments, at value (unaffiliated)	$4,370,288,281	$5,664,238,261	$4,780,062,865
Investments, at value (affiliated)	31,917,662	54,175,563	2,032,719,461
Foreign currency, at value	79,279	—	—
Cash	—	203,424	1,721,817
Receivable for investment sold	5,407,423	16,106,307	2,337,807
Receivable for dividends and interest	5,780,447	5,994,332	4,002,703
Receivable for fund shares sold	10,826,700	9,346,135	6,459,202
Prepaid expenses	64,319	51,832	48,222

Total assets	4,424,364,111	5,750,115,854	6,827,352,077

LIABILITIES
Payable for investments purchased	14,907,814	23,575,084	8,959,543
Payable for fund shares repurchased	1,679,007	3,235,471	5,272,360
Payable to the advisor (Note 6)	5,665,387	7,354,603	9,123,638
Other accrued expenses and liabilities	640,537	746,207	666,995

Total liabilities	22,892,745	34,911,365	24,022,536

NET ASSETS	$4,401,471,366	$5,715,204,489	$6,803,329,541

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	181,286,372	214,645,007	196,922,954

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.28	$26.63	$34.55

COMPONENTS OF NET ASSETS
Paid-in capital	$3,272,679,855	$3,878,886,692	$4,351,198,578
Undistributed net investment income	18,857,370	13,462,176	8,751,104
Accumulated net realized gain	29,019,231	36,168,046	35,531,606
Net unrealized appreciation	1,080,914,910	1,786,687,575	2,407,848,253

Net assets	$4,401,471,366	$5,715,204,489	$6,803,329,541

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2015 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends (1)(2)	$50,562,607	$40,384,161	$39,208,180
Interest	273	60	28

Total income	50,562,880	40,384,221	39,208,208

Expenses
Advisory fees	10,876,172	14,204,321	17,772,551
Shareholder servicing	1,251,509	1,241,099	1,091,220
Custody	116,943	142,656	145,091
Trustee fees	32,629	32,654	32,624
Other	655,597	713,941	809,850

Total expenses	12,932,850	16,334,671	19,851,336

Net investment income	37,630,030	24,049,550	19,356,872

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (3)	32,966,787	40,645,483	44,469,458
Foreign currency transactions	(86,042)	(115,863)	(84,235)
Change in unrealized appreciation/depreciation on:
Investments	148,124,847	176,023,638	491,290,810
Foreign currency translations	73,912	113,376	79,472

Net realized and unrealized gain on investments and foreign currency	181,079,504	216,666,634	535,755,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$218,709,534	$240,716,184	$555,112,377

(1)	Net of foreign taxes withheld of $1,218,463, $1,305,935, and $592,490, respectively.
(2)	Includes dividend income from affiliates of $624,523, $0, and $908,609, respectively.
(3)	Includes net realized gains on sales of affiliated companies of $0, $0, and $10,952,603, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2015(1)	Year Ended October 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$37,630,030	$35,275,392
Net realized gain (loss) on:
Investments	32,966,787	60,873,459
Foreign currency transactions	(86,042)	18,456
Change in unrealized appreciation/depreciation on:
Investments	148,124,847	312,188,980
Foreign currency translations	73,912	(109,276)

Net increase in net assets resulting from operations	218,709,534	408,247,011

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(48,367,226)	(25,544,000)
Net realized gain on investments	(55,247,855)	(7,013,392)

Net decrease in net assets resulting from distributions paid	(103,615,081)	(32,557,392)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	982,335,909	1,379,398,107
Proceeds from reinvestment of distributions	64,917,038	19,473,550
Cost of shares repurchased	(293,396,003)	(376,708,561)

Net increase from capital share transactions	753,856,944	1,022,163,096

Total increase in net assets	868,951,397	1,397,852,715

NET ASSETS
Beginning of period	3,532,519,969	2,134,667,254

End of period (includes undistributed net investment income of $18,857,370 and $29,594,566, respectively)	$4,401,471,366	$3,532,519,969

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	149,772,161	103,820,982

Shares sold	40,943,542	62,248,954
Shares issued on reinvestment of distributions	2,822,480	943,029
Shares repurchased	(12,251,811)	(17,240,804)

Net increase in capital shares	31,514,211	45,951,179

Shares outstanding, end of period	181,286,372	149,772,161

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2015(1)	Year Ended October 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$24,049,550	$22,842,718
Net realized gain (loss) on:
Investments	40,645,483	128,037,118
Foreign currency transactions	(115,863)	28,407
Change in unrealized appreciation/depreciation on:
Investments	176,023,638	457,447,081
Foreign currency translations	113,376	(180,298)

Net increase in net assets resulting from operations	240,716,184	608,175,026

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,191,725)	(12,772,829)
Net realized gain on investments	(118,727,114)	(73,025,511)

Net decrease in net assets resulting from distributions paid	(148,918,839)	(85,798,340)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,224,422,600	1,300,616,020
Proceeds from reinvestment of distributions	139,731,442	81,199,742
Cost of shares repurchased	(436,957,269)	(869,158,941)

Net increase from capital share transactions	927,196,773	512,656,821

Total increase in net assets	1,018,994,118	1,035,033,507

NET ASSETS
Beginning of period	4,696,210,371	3,661,176,864

End of period (includes undistributed net investment income of $13,462,176 and $19,604,351, respectively)	$5,715,204,489	$4,696,210,371

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	179,647,788	158,564,375

Shares sold	45,994,396	53,188,883
Shares issued on reinvestment of distributions	5,542,699	3,512,100
Shares repurchased	(16,539,876)	(35,617,570)

Net increase in capital shares	34,997,219	21,083,413

Shares outstanding, end of period	214,645,007	179,647,788

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2015(1)	Year Ended October 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$19,356,872	$(4,723,431)
Net realized gain (loss) on:
Investments	44,469,458	286,679,248
Foreign currency transactions	(84,235)	20,598
Change in unrealized appreciation/depreciation on:
Investments	491,290,810	566,323,190
Foreign currency translations	79,472	(125,377)

Net increase in net assets resulting from operations	555,112,377	848,174,228

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,605,768)	–
Net realized gain on investments	(273,260,143)	(82,866,081)

Net decrease in net assets resulting from distributions paid	(283,865,911)	(82,866,081)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	790,304,064	1,984,230,161
Proceeds from reinvestment of distributions	266,806,818	78,132,373
Cost of shares repurchased	(487,559,298)	(1,308,262,342)

Net increase from capital share transactions	569,551,584	754,100,192

Total increase in net assets	840,798,050	1,519,408,339

NET ASSETS
Beginning of period	5,962,531,491	4,443,123,152

End of period (includes undistributed net investment income of $8,751,104 and $0, respectively)	$6,803,329,541	$5,962,531,491

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	179,545,427	154,739,429

Shares sold	23,279,667	65,025,913
Shares issued on reinvestment of distributions	8,581,757	2,702,289
Shares repurchased	(14,483,897)	(42,922,204)

Net increase in capital shares	17,377,527	24,805,998

Shares outstanding, end of period	196,922,954	179,545,427

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2015(1)		Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010

Net asset value, beginning of the period	$23.59		$20.56	$15.75	$14.32	$13.48	$11.69

Income from investment operations:
Net investment income	0.22		0.25	0.27	0.21	0.16	0.09	(4)
Net realized and unrealized gain on investments and foreign currency	1.13		3.09	4.79	1.40	0.79	1.79

Total from investment operations	1.35		3.34	5.06	1.61	0.95	1.88

Less:
Dividends from net investment income	(0.31)		(0.24)	(0.25)	(0.18)	(0.11)	(0.09)
Distributions from net realized gain	(0.35)		(0.07)	—	—	—	—

Total distributions	(0.66)		(0.31)	(0.25)	(0.18)	(0.11)	(0.09)

Net asset value, end of period	$24.28		$23.59	$20.56	$15.75	$14.32	$13.48

Total return	5.90	%(3)	16.45%	32.55%	11.39%	7.05%	16.14%

Ratios/supplemental data:
Net assets, end of period (millions)	$4,401.5		$3,532.5	$2,134.7	$1,522.2	$904.3	$607.1

Ratio of expenses to average net assets	0.66	%(2)	0.62%	0.63%	0.66%	0.66%	0.71%

Ratio of net investment income to average net assets	1.91	%(2)	1.34%	1.65%	1.57%	1.25%	1.37	%(4)

Portfolio turnover rate	5	%(3)	8%	15%	11%	24%	3%

(1)	Unaudited
(2)	Annualized
(3)	Not annualized
(4)	Investment income per share reflects a special dividend of $0.05. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.74%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2015(1)		Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010

Net asset value, beginning of the period	$26.14		$23.09	$16.83	$15.44	$14.70	$12.18

Income from investment operations:
Net investment income	0.12		0.13	0.10	0.09	0.04	0.02
Net realized and unrealized gain on investments and foreign currency	1.18		3.45	6.26	1.42	0.71	2.53

Total from investment operations	1.30		3.58	6.36	1.51	0.75	2.55

Less:
Dividend from investment income	(0.16)		(0.08)	(0.10)	(0.06)	(0.01)	(0.03)
Distributions from net realized gain	(0.65)		(0.45)	—	(0.06)	—	—

Total distributions	(0.81)		(0.53)	(0.10)	(0.12)	(0.01)	(0.03)

Net asset value, end of period	$26.63		$26.14	$23.09	$16.83	$15.44	$14.70

Total return	5.14	%(3)	15.82%	38.02%	9.86%	5.13%	20.96%

Ratios/supplemental data:
Net assets, end of period (millions)	$5,715.2		$4,696.2	$3,661.2	$2,201.9	$1,821.9	$1,451.2

Ratio of expenses to average net assets	0.63	%(2)	0.63%	0.65%	0.67%	0.66%	0.68%

Ratio of net investment income to average net assets	0.93	%(2)	0.54%	0.51%	0.55%	0.26%	0.15%

Portfolio turnover rate	4	%(3)	10%	10%	12%	13%	5%

(1)	Unaudited
(2)	Annualized
(3)	Not annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2015(1)		Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010

Net asset value, beginning of the period	$33.21		$28.71	$18.86	$16.99	$16.17	$12.33

Income from investment operations:
Net investment income (loss)	0.10		(0.03)	(0.04)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain on investments and foreign currency	2.78		5.04	9.89	2.24	1.40	3.89

Total from investment operations	2.88		5.01	9.85	2.19	1.35	3.84

Less:
Dividend from investment income	(0.06)		—	—	—	—	—
Distributions from net realized gain	(1.48)		(0.51)	—	(0.32)	(0.53)	—

Total distributions	(1.54)		(0.51)	—	(0.32)	(0.53)	—

Net asset value, end of period	$34.55		$33.21	$28.71	$18.86	$16.99	$16.17

Total return	9.18	%(3)	17.71%	52.23%	13.25%	8.50%	31.14%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,803.3		$5,962.5	$4,443.1	$1,541.5	$1,134.5	$809.9

Ratio of expenses to average net assets	0.62	%(2)	0.62%	0.64%	0.68%	0.68%	0.71%

Ratio of net investment income (loss) to average net assets	0.60	%(2)	(0.09%)	(0.23%)	(0.32%)	(0.33%)	(0.45%)

Portfolio turnover rate	4	%(3)	13%	11%	14%	11%	15%

(1)	Unaudited
(2)	Annualized
(3)	Not annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2015 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

expense in the Statement of Operations. During the six months ended April 30, 2015, the Funds did not incur any interest or penalties. As of April 30, 2015, open tax years include the tax years ended October 31, 2011 through October 31, 2014. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2015 were as follows:

Fund	Purchases	Sales
PRIMECAP Odyssey Stock Fund	$943,516,798	$187,270,436
PRIMECAP Odyssey Growth Fund	$804,036,698	$186,292,747
PRIMECAP Odyssey Aggressive Growth Fund	$614,330,837	$230,098,166

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2015. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

PRIMECAP Odyssey Stock Fund	Common Stock(1)	$4,044,732,031	$—	$—	$4,044,732,031
	Short-Term Investments	357,473,912	—	—	357,473,912

	Total Investments in Securities	$4,402,205,943	$—	$—	$4,402,205,943

PRIMECAP Odyssey Growth Fund	Common Stock(1)	$5,252,726,530	$—	$—	$5,252,726,530
	Short-Term Investments	465,687,294	—	—	465,687,294

	Total Investments in Securities	$5,718,413,824	$—	$—	$5,718,413,824

PRIMECAP Odyssey Aggressive Growth Fund	Common Stock(1)	$6,739,199,367	$—	$—	$6,739,199,367
	Short-Term Investments	73,582,959	—	—	73,582,959

	Total Investments in Securities	$6,812,782,326	$—	$—	$6,812,782,326

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2014, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$2,675,548,357	$3,087,600,697	$4,059,737,598

Gross tax unrealized appreciation	984,062,086	1,737,237,291	2,189,651,757
Gross tax unrealized depreciation	(55,206,045)	(131,046,421)	(282,024,790)

Net tax unrealized appreciation	928,856,041	1,606,190,870	1,907,626,967

Undistributed ordinary income	34,662,597	37,018,979	43,677,955
Undistributed long-term capital gain	50,178,420	101,310,603	229,579,575

Total distributable earnings	84,841,017	138,329,582	273,257,530

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$1,013,697,058	$1,744,520,452	$2,180,884,497

(1)	At October 31, 2014 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2015 and the fiscal year ended October 31, 2014 were as follows:

	April 30, 2015		October 31, 2014
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$53,436,424	$50,178,657	$25,544,000	$7,013,392
Growth Fund	$47,607,195	$101,311,644	$12,772,829	$73,025,511
Aggressive Growth Fund	$54,284,835	$229,581,076	$17,599,428	$65,266,653

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2014.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2015, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

The Bank of New York Mellon serves as the Funds’ custodian. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of each company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2015
Tribune Publishing Co.	$33,395,026	$1,188,129	$—	$624,523	$—	$31,917,662

Total	$33,395,026	$1,188,129	$—	$624,523	$—	$31,917,662

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2015
ImmunoGen, Inc.	$54,218,226	$4,437,431	$—	$—	$—	$54,175,563

Total	$54,218,226	$4,437,431	$—	$—	$—	$54,175,563

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2015 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2015
Abaxis, Inc.	$96,203,817	$721,802	$—	$366,389	$—	$117,712,064
ABIOMED, Inc.	86,308,953	285,845	—	—	—	166,722,077
Affymetrix, Inc.	43,698,500	1,446,328	—	—	—	60,734,910
Audience, Inc.	8,396,316	—	—	—	—	10,714,869
Axcelis Technologies, Inc.	23,370,472	1,069,119	—	—	—	28,224,000
Boulder Brands, Inc.(1)	—	4,554,744	—	—	—	32,674,195
Cardica, Inc.	5,095,797	130,805	—	—	—	2,168,724
Cerus Corp(1)	—	37,834,675	—	—	—	32,856,000
Chegg, Inc.(1)	—	31,305,584	—	—	—	35,655,084
comScore, Inc.	148,769,370	—	3,367,065	—	950,210	180,922,650
DreamWorks Animation SKG, Inc.	122,689,276	4,933,581	—	—	—	148,716,602
Dyax, Corp.	95,791,053	12,202	—	—	—	185,176,255
Ellie Mae, Inc.	107,110,904	—	—	—	—	153,494,000
Epizyme, Inc.(1)	—	46,755,652	—	—	—	56,104,149
FARO Technologies, Inc.	77,852,432	278,426	—	—	—	55,571,692
Fluidigm Corp.	81,070,428	68,206	—	—	—	104,803,041
Guidance Software, Inc.	13,720,619	5,273,025	—	—	—	16,746,288
Marrone Bio Innovations, Inc.	6,091,500	—	—	—	—	7,765,500
Nektar Therapeutics	158,062,773	2,413,401	—	—	—	110,849,262
Peregrine Semiconductor Corp.(2) (3)	40,815,048	—	40,829,428	—	10,002,393	N/A
Pfenex, Inc.(1)	—	34,018,311	—	—	—	29,436,750
Polypore International, Inc.	152,362,872	222,069	—	—	—	203,443,296
ServiceSource International, Inc.	31,725,864	559,403	—	—	—	30,177,924
Shutterfly, Inc.	97,838,822	29,616,489	—	—	—	136,791,036
Solazyme, Inc.	48,246,701	3,478,815	—	—	—	28,616,330
Tribune Publishing Co.	29,204,704	596,631	—	542,220	—	27,517,273
Tuesday Morning Corp.	88,818,840	284,761	—	—	—	69,125,490

Total	$1,563,245,061	$205,859,874	$44,196,493	$908,609	$10,952,603	$2,032,719,461

(1)	As of October 31, 2014, the company was not an affiliate.
(2)	No longer an affiliate as of April 30, 2015.
(3)	Included in “Proceeds from Securities Sold” are proceeds received when Peregrine Semiconductor Corp. was acquired in an all cash transaction.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2014 through April 30, 2015.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period(1) (11/1/14 to 4/30/15)	Expense Ratio During Period(1) (11/1/14 to 4/30/15)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,059.00	$3.37	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.52	$3.31	0.66%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,051.40	$3.20	0.63%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,091.80	$3.22	0.62%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.72	$3.11	0.62%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 115 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	45
Joel P. Fried	30
Alfred W. Mordecai	18
M. Mohsin Ansari	15
James Marchetti	10

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers.

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones 225 South Lake Ave. Pasadena, CA 91101-3005 (1946)	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Joel P. Fried 225 South Lake Ave. Pasadena, CA 91101-3005 (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai 225 South Lake Ave. Pasadena, CA 91101-3005 (1967)	Co-Chief Executive Officer	Indefinite; Since 10/12	Executive Vice President, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Michael J. Ricks 225 South Lake Ave. Pasadena, CA 91101-3005 (1977)	Chief Financial Officer, Chief Administrative Officer, and Secretary	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company (since 2011); Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2001-2011)
Karen Chen 225 South Lake Ave. Pasadena, CA 91101-3005 (1973)	Vice President of Compliance, Chief Compliance Officer, and AML Officer	Indefinite; Since 10/04	Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex by Trustee[1]	Other Director- ships Held by Trustee
Benjamin F. Hammon 225 South Lake Ave. Pasadena, CA 91101-3005 (1935)	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith 225 South Lake Ave. Pasadena, CA 91101-3005 (1941)	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac 225 South Lake Ave. Pasadena, CA 91101-3005 (1944)	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw 225 South Lake Ave. Pasadena, CA 91101-3005 (1960)	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act.

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) 225 South Lake Ave. Pasadena, CA 91101-3005 (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

225 South Lake Avenue, Suite 400

Pasadena, California 91101

•

Distributor

QUASAR DISTRIBUTORS, LLC

615 East Michigan Street, 4th Floor

Milwaukee, Wisconsin 53202

•

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street

New York, New York 10286

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	6/25/15

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	6/25/15

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	6/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	6/25/15

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	6/25/15

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	6/25/15

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	6/25/15

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